Long Term Debt - Series A Preferred Units (Details) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Oct. 17, 2016	Oct. 03, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Series A Preferred Units
Units issued			$ 121,370	$ 223,350	$ 254,986	$ 403,038
Redemption price, including premium			$ 8,429
Limited Liability Member and Lender | Series A Preferred Units
Series A Preferred Units
Units issued		$ 75,000
Dividend rate (as a percent)		10.00%
Redemption price, including premium	$ 90,000
Redemption premium	$ 15,000